Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies Tables
Depreciation and amortization over the estimated useful lives

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Reclassifications to the consolidated statements of operations

The following table shows the reclassifications to the unaudited condensed consolidated statements of operations for the three months ended March 31, 2012.

	For the Three Months Ended March 31, 2012
		Reclassifications
			Discontinued
	As Previously	Bad Debt	Operations	As
	Reported	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$904,697	$(32,955)	$(683,895)	$187,847
Marketing and promotional	437,305			437,305
General and administrative	1,719,326	32,955		1,752,281
Depreciation and amortization	89,749			89,749
Total costs and expenses	$3,151,077			$2,467,182

The following tables show the reclassifications to the consolidated statements of operations for the year ended December 31, 2011.

	For the Year Ended December 31, 2011
		Reclassifications
					Financial	Training
				Courseware	Aid	and	Discontinued
	As Previously	Bad Debt	Consulting	Development	Processing	Seminars	Operations	As
	Reported	Expense	Expense	Costs	Costs	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$2,493,341	$(21,200)		$(236,953)	$(35,154)		$(1,674,127)	$525,907
Marketing and promotional	1,181,558		$(658,832)			$(7,364)		515,362
General and administrative	2,634,453	21,200	658,832	236,953	35,154	7,364		3,593,956
Depreciation and amortization	264,082							264,082
Total costs and expenses	$6,573,434							$4,899,307